SCHEDULE OF SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Research and Development [Abstract]
Capitalized software development costs	$ 63,000	$ 104,000	$ 192,000	$ 174,000	$ 455,000	$ 448,000